FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06242

                      ADJUSTABLE RATE SECURITIES PORTFOLIOS
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 7/31/04
                          -------


Item 1. Schedule of Investments.



Quarterly Statements of Investments


STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S.GOVERNMENT AND AGENCY SECURITIES 90.3%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 21.9%
Cap 10.09%, Margin 1.98% + CMT, Resets Annually, 4.091%, 2/01/33 .....................    $ 3,812,552      $  3,851,748
Cap 10.85%, Margin 2.74% + COFI, Resets Monthly, 4.569%, 4/01/25 .....................      3,665,772         3,704,330
Cap 10.885%, Margin 2.32% + CMT, Resets Annually, 5.55%, 5/01/32 .....................      6,838,156         7,004,185
Cap 10.98%, Margin 2.25% + CMT, Resets Annually, 5.985%, 9/01/31 .....................      2,095,923         2,138,164
Cap 11.00%, Margin 1.91% + 12ML, Resets Annually, 6.028%, 8/01/31 ....................        854,291           875,576
Cap 11.18%, Margin 2.23% + CMT, Resets Annually, 6.169%, 9/01/31 .....................      1,934,305         1,964,816
Cap 11.21%, Margin 1.91% + 12ML, Resets Annually, 6.185%, 8/01/31 ....................        654,758           670,974
Cap 11.21%, Margin 2.20% + CMT, Resets Annually, 3.422%, 10/01/24 ....................      2,699,912         2,793,712
Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 3.00%, 11/01/16 ....................        943,120           960,505
Cap 11.434%, Margin 2.365% + CMT, Resets Annually, 3.588%, 4/01/30 ...................        965,930           982,497
Cap 11.435%, Margin 2.198% + CMT, Resets Annually, 3.393%, 9/01/27 ...................        760,812           784,455
Cap 11.466%, Margin 2.253% + CMT, Resets Annually, 3.519%, 10/01/25 ..................      1,408,343         1,433,981
Cap 11.633%, Margin 2.076% + CMT, Resets Annually, 5.845%, 7/01/27 ...................        947,584           973,190
Cap 11.65%, Margin 2.26% + CMT, Resets Annually, 3.499%, 11/01/29 ....................      8,844,873         9,144,092
Cap 11.963%, Margin 2.24% + CMT, Resets Annually, 5.231%, 8/01/32 ....................      8,733,449         8,977,254
Cap 11.98%, Margin 2.50% + 5CMT, Resets Every 5 Years, 6.067%, 8/01/29 ...............      6,550,689         6,746,088
Cap 11.99%, Margin 2.478% + 3CMT, Resets Every 3 Years, 6.133%, 11/01/35 .............      1,259,943         1,281,644
Cap 12.00%, Margin 2.41% + CMT, Resets Annually, 3.612%, 11/01/25 ....................      2,167,756         2,221,142
Cap 12.012%, Margin 2.297% + 5CMT, Resets Every 5 Years, 6.845%, 5/01/26 .............        681,066           698,862
Cap 12.069%, Margin 2.23% + 3CMT, Resets every 3 Years, 5.239%, 6/01/26 ..............        713,209           720,937
Cap 12.07%, Margin 2.39% + CMT, Resets Annually, 6.032%, 7/01/29 .....................      1,063,023         1,099,698
Cap 12.20%, Margin 2.426% + CMT, Resets Annually, 4.003%, 11/01/29 ...................      2,479,925         2,554,783
Cap 12.22%, Margin 2.23% + CMT, Resets Annually, 4.852%, 3/01/32 .....................      1,222,730         1,222,713
Cap 12.364%, Margin 2.051% + COFI, Resets Annually, 4.077%, 11/01/25 .................      9,589,424         9,697,360
Cap 12.427%, Margin 2.225% + 5CMT, Resets Every 5 Years, 7.748%, 12/01/27 ............        135,263           139,667
Cap 12.52%, Margin 2.48% + CMT, Resets Annually, 3.707%, 12/01/30 ....................      3,526,701         3,627,067
Cap 12.54%, Margin 2.34% + CMT, Resets Annually, 4.845%, 4/01/25 .....................      2,838,794         2,894,033
Cap 12.59%, Margin 2.71% + CMT, Resets Annually, 3.904%, 12/01/28 ....................      1,386,341         1,425,595
Cap 12.732%, Margin 2.44% + CMT, Resets Annually, 5.936%, 5/01/32 ....................      1,697,555         1,736,460
Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 3.25%, 7/01/18 .....................        346,844           357,497
Cap 12.79%, Margin 2.24% + CMT, Resets Annually, 3.427%, 8/01/30 .....................      7,157,383         7,464,106
Cap 12.806%, Margin 2.230% + CMT, Resets Annually, 3.471%, 4/01/18 ...................      1,535,248         1,590,220
Cap 12.89%, Margin 1.80% + COFI, Resets Semi-Annually, 3.64%, 12/01/19 ...............      4,676,529         4,806,617
Cap 12.90%, Margin 2.31% + CMT, Resets Annually, 3.517%, 8/01/27 .....................      3,258,908         3,379,842
Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 3.196%, 9/01/19 ....................        995,254         1,026,094
Cap 13.022%, Margin 1.749% + 6 Month TB, Resets Semi-Annually, 3.012%, 10/01/29 ......        337,018           345,948
Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 3.165%, 12/01/16 ..................        613,250           625,378
Cap 13.175%, Margin 2.233% + CMT, Resets Annually, 3.437%, 5/01/25 ...................        780,577           807,079
Cap 13.191%, Margin 1.841% + CMT, Resets Annually, 4.518%, 1/01/23 ...................      1,156,848         1,169,616
Cap 13.23%, Margin 2.06% + CMT, Resets Annually, 3.279%, 4/01/29 .....................      3,209,259         3,295,320
Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 3.267%, 10/01/18 ..................        281,331           290,440
Cap 13.27%, Margin 1.963% + CMT, Resets Annually, 3.196%, 5/01/20 ....................      3,538,933         3,629,486
Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 3.365%, 3/01/19 ...................        160,607           164,976
Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 3.421%, 3/01/18 ...................        455,766           469,243
Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 3.25%, 4/01/19 ......................      1,890,209         1,939,946
Cap 13.547%, Margin 2.405% + CMT, Resets Annually, 7.647%, 8/01/30 ...................        872,165           888,650
Cap 13.64%, Margin 2.29% + CMT, Resets Annually, 3.485%, 1/01/23 .....................      9,290,421         9,611,470


Quarterly Statement of Investments

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (CONT.)
Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 3.505%, 7/01/20 ....................    $   248,843      $    256,838
Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 3.55%, 11/01/19 ...................        126,027           130,020
Cap 13.883%, Margin 2.462% + CMT, Resets Annually, 3.698%, 6/01/26 ...................      7,827,069         8,040,906
Cap 14.244%, Margin 2.10% + CMT, Resets Annually, 3.268%, 9/01/18 ....................      1,892,524         1,943,677
Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 6.927%, 12/01/21 ............        115,663           114,017
Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 3.856%, 2/01/19 ....................        351,138           350,879
                                                                                                           ------------
                                                                                                            135,023,793
                                                                                                           ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 50.1%
Cap 10.067%, Margin 2.30% + CMT, Resets Annually, 5.053%, 9/01/32 ....................      5,614,150         5,707,838
Cap 10.39%, Margin 1.25% + COFI, Resets Monthly, 3.052%, 3/01/35 .....................      9,234,721         9,429,638
Cap 10.45%, Margin 2.33% + COFI, Resets Monthly, 4.084%, 1/01/25 .....................      6,254,017         6,390,025
Cap 10.50%, Margin 2.31% + CMT, Resets Annually, 5.473%, 8/01/32 .....................      1,668,133         1,700,337
Cap 10.64%, Margin 2.176% + CMT, Resets Annually, 5.377%, 6/01/32 ....................      6,572,648         6,714,236
Cap 10.71%, Margin 2.00% + CMT, Resets Annually, 4.122%, 10/01/32 ....................        825,315           841,141
Cap 10.73%, Margin 2.25% + CMT, Resets Annually, 5.629%, 2/01/32 .....................      1,331,026         1,364,311
Cap 10.78%, Margin 2.31% + CMT, Resets Annually, 5.762%, 6/01/32 .....................      2,163,921         2,222,929
Cap 10.80%, Margin 2.22% + CMT, Resets Annually, 4.791%, 9/01/32 .....................     12,269,808        12,650,463
Cap 10.81%, Margin 2.26% + CMT, Resets Annually, 4.874%, 11/01/17 ....................      3,936,804         4,041,216
Cap 10.82%, Margin 2.02% + CMT, Resets Annually, 5.775%, 2/01/31 .....................        865,997           885,146
Cap 10.895%, Margin 2.259% + CMT, Resets Annually, 5.813%, 11/01/31 ..................      1,414,785         1,455,284
Cap 11.006%, Margin 2.12% + CMT, Resets Annually, 5.738%, 8/01/29 ....................      1,291,511         1,335,979
Cap 11.06%, Margin 1.98% + CMT, Resets Annually, 3.238%, 3/01/22 .....................         67,556            69,320
Cap 11.13%, Margin 2.147% + CMT, Resets Annually, 7.05%, 8/01/29 .....................        455,149           472,044
Cap 11.135%, Margin 2.34% + CMT, Resets Annually, 6.053%, 5/01/31 ....................        462,524           475,859
Cap 11.16%, Margin 2.24% + CMT, Resets Annually, 3.52%, 11/01/30 .....................     10,972,498        11,311,121
Cap 11.21%, Margin 2.09% + CMT, Resets Annually, 5.273%, 3/01/32 .....................      2,250,583         2,292,958
Cap 11.24%, Margin 2.106% + CMT, Resets Annually, 3.345%, 11/01/27 ...................        937,293           969,108
Cap 11.26%, Margin 2.31% + CMT, Resets Annually, 6.30%, 7/01/31 ......................        436,467           449,253
Cap 11.329%, Margin 2.215% + CMT, Resets Annually, 5.321%, 5/01/32 ...................      2,631,535         2,674,314
Cap 11.40%, Margin 1.88% + CMT, Resets Annually, 5.806%, 7/01/32 .....................      1,875,748         1,905,347
Cap 11.475%, Margin 2.09% + CMT, Resets Annually, 5.514%, 4/01/32 ....................      4,226,507         4,300,156
Cap 11.49%, Margin 1.65% + 12ML, Resets Annually, 5.35%, 10/01/31 ....................      2,082,207         2,137,414
Cap 11.53%, Margin 2.35% + CMT, Resets Annually, 6.433%, 4/01/30 .....................      2,080,474         2,156,482
Cap 11.531%, Margin 2.231% + CMT, Resets Annually, 4.068%, 12/01/32 ..................      3,712,882         3,822,502
Cap 11.581%, Margin 2.18% + CMT, Resets Annually, 4.361%, 8/01/31 ....................      2,269,707         2,288,629
Cap 11.61%, Margin 2.26% + CMT, Resets Annually, 4.008%, 9/01/39 .....................      2,461,960         2,539,175
Cap 11.635%, Margin 2.436% + CMT, Resets Annually, 5.523%, 6/01/32 ...................      2,403,703         2,479,835
Cap 11.662%, Margin 2.47% + CMT, Resets Annually, 3.765%, 8/01/28 ....................      6,003,461         6,182,737
Cap 11.684%, Margin 1.25% + COFI, Resets Semi-Annually, 3.155%, 5/01/19 ..............      1,554,094         1,585,966
Cap 11.705%, Margin 2.19% + CMT, Resets Annually, 3.463%, 11/01/36 ...................      2,578,930         2,646,620
Cap 11.73%, Margin 2.33% + CMT, Resets Annually, 4.371%, 2/01/29 .....................        564,751           575,767
Cap 11.836%, Margin 2.12% + CMT, Resets Annually, 5.733%, 6/01/31 ....................      1,880,791         1,933,779
Cap 11.869%, Margin 2.12% + CMT, Resets Annually, 4.778%, 2/01/30 ....................        653,936           674,656
Cap 11.884%, Margin 2.211% + CMT, Resets Annually, 3.309%, 2/01/25 ...................        150,086           154,509
Cap 11.89%, Margin 1.25% + COFI, Resets Monthly, 3.065%, 6/01/32 .....................      8,207,709         8,386,174
Cap 11.895%, Margin 2.11% + CMT, Resets Annually, 5.93%, 3/01/32 .....................     12,619,141        12,979,949


                                         Quarterly Statement of Investments

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
Cap 11.901%, Margin 2.373% + CMT, Resets Annually, 3.607%, 5/01/29 ...................    $ 1,145,521      $  1,179,455
Cap 11.93%, Margin 2.00% + CMT, Resets Semi-Annually, 5.247%, 6/01/32 ................      1,059,213         1,109,460
Cap 11.93%, Margin 2.13% + CMT, Resets Annually, 5.941%, 7/01/31 .....................      1,454,441         1,503,615
Cap 11.94%, Margin 2.352% + CMT, Resets Annually, 7.107%, 9/01/29 ....................        472,847           490,710
Cap 11.96%, Margin 2.15% + CMT, Resets Annually, 5.96%, 6/01/31 ......................      2,402,733         2,485,685
Cap 11.966%, Margin 1.25% + COFI, Resets Semi-Annually, 3.11%, 4/01/22 ...............      1,990,280         2,040,072
Cap 11.97%, Margin 2.14% + CMT, Resets Annually, 5.985%, 9/01/31 .....................      1,833,074         1,894,163
Cap 12.008%, Margin 2.176% + CMT, Resets Annually, 6.005%, 2/01/32 ...................      2,467,888         2,585,136
Cap 12.06%, Margin 1.67% + CMT, Resets Annually, 5.755%, 7/01/31 .....................        166,234           169,610
Cap 12.066%, Margin 2.05% + 3CMT, Resets Every 3 Years, 5.405%, 6/01/29 ..............      2,448,464         2,504,229
Cap 12.119%, Margin 2.235% + CMT, Reset Annually, 7.13%, 1/01/31 .....................        265,024           277,553
Cap 12.13%, Margin 2.598% + CMT, Resets Annually, 3.667%, 9/01/25 ....................      1,598,732         1,660,455
Cap 12.181%, Margin 2.628% + CMT, Resets Annually, 3.931%, 6/01/28 ...................      5,360,741         5,550,016
Cap 12.233%, Margin 1.702% + COFI, Resets Semi-Annually, 5.327%, 1/01/19 .............      1,445,712         1,445,259
Cap 12.31%, Margin 1.62% + COFI, Resets Semi-Annually, 3.465%, 4/01/19 ...............      1,897,563         1,936,923
Cap 12.312%, Margin 1.90% + COFI, Resets Semi-Annually, 3.765%, 10/01/22 .............      1,811,460         1,852,231
Cap 12.353%, Margin 2.30% + CMT, Resets Annually, 6.403%, 11/01/31 ...................      1,430,945         1,507,352
Cap 12.368%, Margin 2.123% + 6 Month TB, Resets Semi-Annually, 3.237%, 1/01/29 .......      1,693,335         1,738,253
Cap 12.37%, Margin 1.25% + COFI, Resets Monthly, 2.968%, 1/01/29 .....................      7,190,192         7,353,596
Cap 12.37%, Margin 1.37% + 6ML, Resets Semi-Annually, 5.435%, 9/01/32 ................      1,671,769         1,708,550
Cap 12.391%, Margin 1.57% + CMT, Resets Annually, 6.349%, 11/01/31 ...................      3,766,173         3,850,409
Cap 12.42%, Margin 1.25% + COFI, Resets Monthly, 2.98%, 1/01/18 ......................     13,442,360        13,711,426
Cap 12.435%, Margin 2.146% + CMT, Resets Annually, 6.715%, 8/01/29 ...................        266,155           268,907
Cap 12.494%, Margin 2.27% + CMT, Resets Annually, 6.051%, 4/01/31 ....................      7,004,642         7,202,768
Cap 12.527% Margin 2.25% + CMT, Resets Annually, 3.493%, 12/01/27 ....................      2,377,036         2,453,184
Cap 12.563%, Margin 2.12% + CMT, Resets Annually, 3.397%, 10/01/24 ...................     15,262,773        15,819,757
Cap 12.57%, Margin 1.77% + COFI, Resets Monthly, 3.573%, 1/01/19 .....................      3,009,043         3,068,144
Cap 12.57%, Margin 2.23% + CMT, Resets Annually, 3.465%, 5/01/25 .....................      1,862,524         1,921,386
Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Semi-Annually, 5.294%, 11/01/18 ......        275,700           278,560
Cap 12.61%, Margin 2.508% + CMT, Resets Annually, 3.943%, 1/01/29 ....................      2,381,031         2,451,110
Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 4.498%, 11/01/17 ...................      4,044,378         4,172,094
Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 3.191%, 3/01/19 .....................        810,108           836,938
Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 3.875%, 10/01/28 .....................        143,604           146,671
Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Semi-Annually, 2.787%, 1/01/19 .........      1,263,760         1,299,563
Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 7.00%, 1/01/19 .....................         63,478            65,592
Cap 12.70%, Margin 2.23% + CMT, Resets Annually, 3.432%, 3/01/30 .....................        516,535           528,729
Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 3.324%, 9/01/18 ....................      6,975,895         7,150,372
Cap 12.76%, Margin 1.25% + COFI, Resets Annually, 3.021%, 5/01/18 ....................      7,586,857         7,777,942
Cap 12.763%, Margin 1.25% + COFI, Resets Monthly, 3.013%, 6/01/20 ....................      2,503,763         2,569,215
Cap 12.77%, Margin 2.00% + CMT, Resets Annually, 3.282%, 4/01/27 .....................      6,706,246         6,911,557
Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 3.439%, 11/01/20 ...................        436,976           450,684
Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 3.032%, 5/01/19 ....................        886,482           910,330
Cap 12.808%, Margin 1.25% + COFI, Resets Monthly, 3.648%, 5/01/36 ....................      4,034,485         4,140,781
Cap 12.81%, Margin 2.25% + CMT, Resets Annually, 6.675%, 9/01/30 .....................      1,105,265         1,166,175
Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually, 5.319%, 6/01/17 ........        190,636           194,534
Cap 12.848%, Margin 1.968% + CMT, Resets Annually, 3.336%, 12/01/17 ..................        230,852           236,394
Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 6.087%, 10/01/17 .............        454,296           461,393


Quarterly Statement of Investments

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.706%, 8/01/30 .....................    $ 2,325,091      $  2,376,703
Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.753%, 9/01/30 .....................      1,742,443         1,800,094
Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually, 5.082%, 7/01/17 ........      1,625,816         1,672,327
Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 3.052%, 2/01/19 ....................         15,905            16,258
Cap 12.953%, Margin 2.125% + 6 Month TB, Resets Semi-Annually, 3.193%, 4/01/18 .......        404,764           413,053
Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 3.398%, 12/01/19 ..................        666,518           691,660
Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 3.43%, 6/01/19 ......................        575,537           597,155
Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.852%, 2/01/20 .....................      1,814,436         1,872,140
Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 2.833%, 12/01/20 ........        552,594           566,105
Cap 13.04%, Margin 2.24% + CMT, Resets Annually, 3.514%, 6/01/27 .....................      1,854,360         1,918,694
Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 3.459%, 4/01/19 ...................      1,414,708         1,459,538
Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 3.359%, 6/01/19 ...................        906,267           930,466
Cap 13.128%, Margin 2.02% + COFI, Resets Semi-Annually, 3.92%, 6/01/19 ...............        749,624           764,560
Cap 13.13%, Margin 2.19% + CMT, Resets Annually, 6.209%, 1/01/31 .....................      1,563,869         1,633,649
Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually, 5.652%, 11/01/26 ......        303,072           307,377
Cap 13.245%, Margin 2.178% + 3CMT, Resets Every 3 Years, 5.97%, 1/01/26 ..............      1,121,490         1,161,019
Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 3.252%, 6/01/19 ....................        640,615           656,611
Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 3.121%, 10/01/19 ...................        963,326           992,431
Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 3.389%, 9/01/22 ...................      2,216,211         2,288,389
Cap 13.46%, Margin 2.25% + CMT, Resets Annually, 7.54%, 10/01/30 .....................      1,655,958         1,730,356
Cap 13.54%, Margin 1.25% + COFI, Resets Monthly, 3.535%, 8/01/26 .....................        274,498           280,331
Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 3.518%, 3/01/21 ...................        414,887           426,205
Cap 13.688%, Margin 2.179% + 3CMT, Resets Every 3 Years, 5.794%, 3/01/26 .............      1,625,118         1,698,747
Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 3.512%, 12/01/20 ..................      1,273,717         1,298,460
Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 3.462%, 3/01/19 ....................        301,406           310,964
Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.623%, 7/01/24 .........        852,691           859,568
Cap 13.85%, Margin 2.13% + 3CMT, Resets Every 3 Years, 4.665%, 3/01/22 ...............         63,937            65,215
Cap 13.86%, Margin 1.842% + CMT, Resets Annually, 3.382%, 8/01/16 ....................         49,427            50,557
Cap 13.875%, Margin 1.975% + CMT, Resets Annually, 3.225%, 3/01/18 ...................        462,148           474,251
Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 3.606%, 2/01/19 ....................        378,499           388,500
Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 3.50%, 12/01/18 ....................        460,636           475,595
Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 3.563%, 1/01/19 ...................      1,062,691         1,085,485
Cap 14.083%, Margin 1.74% + CMT, Resets Annually, 3.005%, 3/01/20 ....................      5,955,294         6,118,955
Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 5.791%, 5/01/21 ..............        877,441           904,162
Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 3.452%, 3/01/20 ....................        379,682           388,721
Cap 14.437%, Margin 1.845% + CMT, Resets Annually, 3.932%, 10/01/14 ..................        207,017           209,774
Cap 14.561%, Margin 2.199% + 3CMT, Resets Every 3 Years, 5.849%, 12/01/24 ............      1,237,188         1,278,302
Cap 14.68%, Margin 2.125% + 3CMT, Resets Every 3 Years, 5.448%, 8/01/22 ..............        258,547           267,048
Cap 14.725%, Margin 2.42% + CMT, Resets Annually, 3.753%, 6/01/19 ....................        997,880         1,026,088
Cap 14.769%, Margin 2.265% + 6 Month DR, Resets Semi-Annually, 7.536%, 3/01/25 .......        423,367           427,656
Cap 14.77%, Margin 2.61% + 3CMT, Resets Every 3 Years, 6.118%, 3/01/20 ...............        488,726           513,112
Cap 14.784%, Margin 1.87% + 3CMT, Resets Every 3 Years, 5.527%, 5/01/21 ..............      1,598,967         1,637,414
Cap 14.804%, Margin 2.186% + 3CMT, Resets Every 3 Years, 5.681%, 12/01/17 ............        374,296           384,872
Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 2.943%, 1/01/16 ....................      1,880,280         1,913,239
Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 3.953%, 5/01/19 ...................        672,289           691,101
                                                                                                           ------------
                                                                                                            308,262,062
                                                                                                           ------------


                                         Quarterly Statement of Investments

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 18.3%
Cap 9.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/32 ......................    $12,644,183      $ 12,732,419
Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 3/20/24 .....................      3,421,635         3,429,871
Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 4.00%, 7/20/32 ......................     13,074,064        13,332,027
Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/23 ....................      3,963,481         4,031,432
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 1/20/27 .....................      3,994,884         3,991,312
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/28 .....................      6,973,709         6,966,024
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/22 .....................      2,272,726         2,268,986
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/28 .....................      2,554,353         2,546,595
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/30 .....................      2,151,310         2,135,434
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 6/20/31 .....................      1,535,927         1,531,342
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/29 ......................      3,290,653         3,274,912
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/24 ....................        576,195           584,194
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/26 ....................        697,212           707,068
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/27 ....................     12,894,406        13,079,000
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 11/20/23 ....................      4,359,426         4,419,391
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/22 ......................        957,539           966,450
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/27 ......................        880,649           889,261
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.00%, 7/20/30 ......................      2,275,626         2,279,777
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/23 .....................      2,073,270         2,075,010
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 5/20/24 .....................      1,690,968         1,691,303
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.00%, 7/20/29 ......................      1,312,878         1,314,824
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/23 ....................      6,591,383         6,694,422
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/23 ......................        955,975           966,744
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/24 ......................      4,559,045         4,610,954
Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 5.75%, 7/20/25 ......................         90,393            91,177
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 1/20/23 .....................      2,685,976         2,684,263
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/23 .....................      1,599,493         1,598,478
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/30 ......................      3,290,881         3,281,610
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 8/20/30 ......................      2,051,423         2,046,052
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/21 ......................      1,078,141         1,088,439
Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 12/20/24 ....................      1,122,713         1,137,481
Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/25 ......................      3,306,433         3,335,667
Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/22 ......................      1,101,551         1,111,005
                                                                                                           ------------
                                                                                                            112,892,924
                                                                                                           ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $559,319,386).......................                      556,178,779
                                                                                                           ------------
MISCELLANEOUS MORTGAGE-BACKED SECURITIES (COST $142,891)
Travelers Mortgage Services Inc., Cap 13.95%, Margin 2.25% + CMT, Resets Annually,
  4.119%, 12/25/18 ...................................................................        140,477           143,503
                                                                                                           ------------


Quarterly Statement of Investments

    -------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                 PRINCIPAL AMOUNT       VALUE
    -------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $54,552,791) 8.9%

 (a)Joint Repurchase Agreement, 1.320%, 08/02/04 (Maturity Value $54,558,792) ........   $ 54,552,791      $ 54,552,791
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $5,360,401)
    Banc of America Securities LLC (Maturity Value $5,360,401)
    Barclays Capital Inc. (Maturity Value $5,360,401)
    Bear, Stearns & Co. Inc. (Maturity Value $2,383,130)
    BNP Paribas Securities Corp. (Maturity Value $5,360,401)
    Deutsche Bank Securities Inc. (Maturity Value $5,360,401)
    Goldman, Sachs & Co. (Maturity Value $5,360,401)
    Greenwich Capital Markets Inc. (Maturity Value $5,360,401)
    Lehman Brothers Inc. (Maturity Value $3,932,053)
    Morgan Stanley & Co. Inc. (Maturity Value $5,360,401)
    UBS Securities LLC (Maturity Value $5,360,401)
      Collateralized by U.S. Government Agency Securities, 1.260% - 7.125%,
       8/11/04 - 6/15/09, U.S. Treasury Bonds, 9.375%, 2/15/06, and U.S. Treasury
       Notes, 1.625% - 7.500%, 2/15/05 - 6/15/09                                                           ------------

    TOTAL INVESTMENTS (COST $614,015,068) 99.2% ......................................                      610,875,073
    OTHER ASSETS, LESS LIABILITIES .8% ...............................................                        4,620,838
                                                                                                           ------------
    NET ASSETS 100.0% ................................................................                     $615,495,911
                                                                                                           ============

PORTFOLIO ABBREVIATIONS | 3CMT - 3 Year Constant Maturity Treasury Index | 5CMT - 5 Year Constant Maturity Treasury Index
                          6ML - 6 Month LIBOR | 12ML - 12 Month LIBOR | CMT - 1 Year Constant Maturity Index
                          COFI - Eleventh District Cost of funds Index | DR - Discount Rate
                          NCI - National Median Cost of Funds Index
                          TB - Treasury Bill Rate

(a) At July 31, 2004, all repurchase agreements held by the fund had been entered into on July 30, 2004.


                                            Quarterly Statement of Investments |
                                    See Notes to Statements of Investments. |

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio (the Portfolio).

1. INCOME TAXES

At July 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $614,015,068 was as follows:

Unrealized appreciation ............................     $ 1,414,712
Unrealized depreciation ............................      (4,554,707)
                                                         -----------
Net unrealized appreciation ........................     $(3,139,995)
                                                         ===========

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ADJUSTABLE RATE SECURITIES PORTFOLIOS

By /S/JIMMY D. GAMBILL
   -------------------
      Chief Executive Officer - Finance and Administration
Date    September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Chief Executive Officer - Finance and Administration
Date    September 28, 2004


By /S/GALEN G. VETTER
   ------------------
      Chief Financial Officer
Date    September 28, 2004






                                    Exhibit A

I, Jimmy D. Gambill, certify that:

1. I have reviewed this report on Form N-Q of the Adjustable Rate Securities Portfolios;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

1. I have reviewed this report on Form N-Q of the Adjustable Rate Securities Portfolios;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/GALEN G. VETTER
Chief Financial Officer